Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Changes in intangible assets

	Weighted average rate (p.a.)	2021						2022
		Historical cost	Accumulated amortization	Net opening balance	Additions	Amortization	Write-offs and transfers	Net ending balance	Historical cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	26.41%	508,650	(268,476)	240,174	119,462	(77,651)	(198)	281,787	554,939	(273,152)
Others	20.00%	10,000	(8,167)	1,833	-	(1,833)	-	-	10,000	(10,000)
Total		2,099,852	(276,643)	1,823,209	119,462	(79,484)	(198)	1,862,989	2,146,141	(283,152)

	Weighted Average Rate (p.a.)	2020						2021
		Historical cost	Accumulated amortization	Net opening balance	Additions	Amortization	Write-offs and transfers	Net ending balance	Historical cost	Accumulated amortization
Goodwill	-	542,302	-	542,302	-	-	-	542,302	542,302	-
Slots	-	1,038,900	-	1,038,900	-	-	-	1,038,900	1,038,900	-
Softwares	38.28%	507,734	(345,661)	162,073	152,584	(74,438)	(45)	240,174	508,650	(268,476)
Others	20.00%	10,000	(6,167)	3,833	-	(2,000)	-	1,833	10,000	(8,167)
Total		2,098,936	(351,828)	1,747,108	152,584	(76,438)	(45)	1,823,209	2,099,852	(276,643)

Schedule of allocation of goodwill

Air transportation	2022	2021
Book value	3,803,774	3,544,950
Value in use	34,224,861	36,535,754

Discount rate	15.79%	14.84%
Perpetuity growth rate	3.37%	3.18%

Sensitivity test
10% variation
Value in use	28,513,408	30,481,528
Amendment of the value in use	(5,711,453)	(6,054,226)

25% variation
Value in use	21,713,858	23,706,460
Amendment of the value in use	(12,511,003)	(12,829,294)